SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Dec. 28, 2025	Dec. 29, 2024	Dec. 31, 2023
Common stocks	$ 12,309	$ 12,309
Total	6,418,388	6,965,227	$ 9,188,729
Fair Value Measurement
Common stocks	3,269,333	2,129,986
Listed limited partnership units	162,500	0
Exchange-traded funds	63,220	0
Debt securities	101,080
Real estate investment trust	0	189,569
Total	3,596,133	2,319,555
Level 1
Common stocks	3,269,333	2,129,986
Listed limited partnership units	162,500	0
Exchange-traded funds	63,220	0
Debt securities	101,080
Real estate investment trust	0	189,569
Total	$ 3,596,133	$ 2,319,555